8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 810	R$ 751	R$ 568	R$ 660
Residential [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	131	137
Industrial [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	197	172
Commercial, Services and Other [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	161	189
Rural [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	33
Public Authorities [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	201	119
Public Lighting [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2	6
Public Service [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	31	27
Network Fees [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 55	R$ 68